Financial Instrument Risk Management - Debt Securities by Geographic Location (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Financial assets	$ 143,061	$ 137,691
Debt securities
Disclosure of geographical areas [line items]
Financial assets	74,443	72,619
Debt securities | Canada
Disclosure of geographical areas [line items]
Financial assets	29,308	28,246
Debt securities | United States
Disclosure of geographical areas [line items]
Financial assets	27,246	26,477
Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Financial assets	5,657	5,909
Debt securities | Other countries
Disclosure of geographical areas [line items]
Financial assets	12,232	11,987
Fair value through profit or loss | Debt securities
Disclosure of geographical areas [line items]
Financial assets	61,402	59,967
Fair value through profit or loss | Debt securities | Canada
Disclosure of geographical areas [line items]
Financial assets	25,091	24,132
Fair value through profit or loss | Debt securities | United States
Disclosure of geographical areas [line items]
Financial assets	21,329	20,758
Fair value through profit or loss | Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Financial assets	5,092	5,319
Fair value through profit or loss | Debt securities | Other countries
Disclosure of geographical areas [line items]
Financial assets	9,890	9,758
Available-for- sale | Debt securities
Disclosure of geographical areas [line items]
Financial assets	13,041	12,652
Available-for- sale | Debt securities | Canada
Disclosure of geographical areas [line items]
Financial assets	4,217	4,114
Available-for- sale | Debt securities | United States
Disclosure of geographical areas [line items]
Financial assets	5,917	5,719
Available-for- sale | Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Financial assets	565	590
Available-for- sale | Debt securities | Other countries
Disclosure of geographical areas [line items]
Financial assets	$ 2,342	$ 2,229